Dividends - Dividends to shareholders of the parent company (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Dec. 10, 2020	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021		Dec. 31, 2020
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)		$ 0.18	$ 0.07	$ 0.15
Dividends paid on ordinary shares		$ 3,576	$ 1,421	$ 3,059
Settled in scrip		0	0	0
Dividends Paid		4,497	$ 2,262	4,121
Reduction of issued capital		$ 723		$ 2,000	[1]
Total dividends on preference shares classified as equity (paid quarterly)
Dividends Payable [Line Items]
Reduction of issued capital	$ 1,450
Other equity instruments interest rate	6.20%
Total dividends on preference shares classified as equity (paid quarterly)
Dividends Payable [Line Items]
Dividends on preference shares classified as equity (in usd per share)		$ 0	$ 0	$ 4.99
Dividends on preference shares classified as equity		$ 0	$ 0	$ 7
Total coupons on capital securities classified as equity
Dividends Payable [Line Items]
Dividends on preference shares classified as equity		626	637	666
Dividends Paid		626		666		$ 637
Reduction of issued capital		723		2,000	[1]
Dividends to shareholders
Dividends Payable [Line Items]
Dividends Paid		4,202	$ 2,058	3,732
Reduction of issued capital		$ 723		$ 2,000	[1]
Second quarter dividend, 2021
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)		$ 0	$ 0	$ 0.15
Dividends paid on ordinary shares		$ 0	$ 0	$ 3,059
Settled in scrip		$ 0	$ 0	$ 0
Fourth quarter dividend, 2021
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)		$ 0.18	$ 0	$ 0
Dividends paid on ordinary shares		$ 3,576	$ 0	$ 0
Settled in scrip		$ 0	$ 0	$ 0
Second quarter dividend, 2022
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)		$ 0	$ 0.07	$ 0
Dividends paid on ordinary shares		$ 0	$ 1,421	$ 0
Settled in scrip		$ 0	$ 0	$ 0

[1]	During 2021, HSBC Holdings redeemed $2,000m 6.875% perpetual subordinated contingent convertible securities.